Nature of Operations (Details Narrative) - USD ($)	3 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Nov. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (924,566)	$ (1,747,373)
Accumulated deficit	(98,021,116)		$ (97,096,550)
Working capital deficiency	$ (8,993,381)		$ (8,221,657)